Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of reconciliation between theoretical tax and effective tax

	FOR THE YEAR ENDED DECEMBER 31,
	2019	2020	2021
(amounts in thousands of euros)			(As restated)
Net loss	(18,946)	(25,517)	(31,164)
Income taxes	80	—	—
Loss before taxes	(19,026)	(25,517)	(31,164)
Current tax rate in France	28.00%	28.00%	26.50%
Theoretical income tax (expense) benefit	5,327	7,145	8,258
Items not subject to tax deduction	502	788	880
Share based payments	(18)	(220)	(907)
Non recognition of deferred tax assets related to tax losses and temporary differences	(5,779)	(7,711)	(8,231)
Tax rate differences	48	(2)	—
Group income taxes (expense) benefit	80	—	—
Effective tax rate	-0.4%	0.0%	0.0%

Nature of deferred taxes

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2019	2020	2021
Temporary differences	277	1,381	421
Losses carried forward	18,082	23,505	32,539
Total of items with a nature of deferred tax assets	18,359	24,886	32,960

Temporary differences	(605)	(528)	(526)
Total of items with a nature of deferred tax liabilities	(605)	(528)	(526)

Net total of deferred tax assets (liabilities)	17,754	24,358	32,434
Unrecognized deferred tax	(17,754)	(24,358)	(32,434)
Net total of deferred tax	—	—	—